Accumulated Other Comprehensive Income (Components of Accumulated Other Comprehensive Income and Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Beginning balance	$ 2,797
Other comprehensive income (loss)	(5,399)		(518)	2,178
Ending balance	(2,602)		2,797
Unrealized gains on available for sale securities [Member]
Beginning balance	2,797	[1]
Other comprehensive loss before reclassification	(4,818)	[1]
Amount reclassified from accumulated other comprehensive income	(581)	[1]
Other comprehensive income (loss)	(5,399)	[1]
Ending balance	$ (2,602)	[1]

[1]	(a) All amounts are net of tax. Amounts in parentheses indicate debits.